Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Summary of Consideration Paid and the Allocation of Purchase Price to the Estimated Fair Value of the Assets Acquired and Liabilities Assumed

The following table summarizes the total consideration paid for LBSM and the allocation of purchase price to the estimated fair value of the assets acquired and liabilities assumed, if any, at the acquisition date:

Cash consideration	400,000
Acquisition installments payable (matures in August 2026)	385,156
Fair value of total purchase consideration	$785,156
Assets
Technical License*	$441,000
Total fair value of net assets acquired	$441,000
Goodwill	$344,156

*The technical license provides the Company with the right and opportunity to operate within the specific jurisdiction of Hong Kong. The license is issued by a relevant regulatory or certifying body and is necessary to meet industry-specific technical, safety, or operational standards required by local authorities.

The following table presents the preliminary purchase price allocation for the acquisition. Measurement period adjustments were based upon information obtained about facts and circumstances that existed at the acquisition date.

Assets acquired	Preliminary Purchase Price Allocation	Measurement Period Adjustments	Final Purchase Price Allocation (as adjusted)
Trademark	171,000	(171,000)	-
Technical License	441,000	-	441,000
Total fair value of net assets acquired	612,000	(171,000)	441,000
Fair value of total purchase consideration	785,156	-	785,156
Less: Net assets acquired	(612,000)	171,000	(441,000)
Goodwill	173,156	171,000	344,156

Summary of Acquisition Installments Payable

We had the following future acquisition installments payable in respect of LBSM acquisition as of December 31, 2024:

Less than one year	200,000
Later than one year but less than two years	67,742
Total	267,742
Less: imputed interest	(5,537)
Present value of acquisition installment payable	262,205

Summary of Intangible Asset, net

As of December 31, 2024, Intangible Asset, net was as follows:

Description	Location in balance sheet	December 31, 2024
Technical License (Amortizable intangible asset)	Intangible Asset, net	420,328
		420,328

The balance for intangible asset as of December 31, 2024 is detailed below:

	Remaining Weighted Average Amortization period (in years)	Gross Amortizable Intangible Asset	Accumulated Amortization	Net Amortizable Intangible Asset
Technical License	14.25	$441,000	$20,672	$420,328

Summary of Estimated Amortization Expense of Intangible Asset to be Recognized	Estimated amortization expense of the intangible asset to be recognized by the Company is as follows:

2025	29,400
2026	29,400
2027	29,400
2028	29,400
2029	29,400
Thereafter	273,328
Total	420,328

Summary of Unaudited Pro Forma Revenues and Net Income

The following table represents the unaudited pro forma revenues and net income assuming the acquisition of LBSM occurred on January 1, 2023.

	December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Revenues	29,045,539	49,224,046
Net income	1,816,793	19,178,107